Stock-based compensation - Performance and deferred stock unit plan (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares $ / shares
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	481,907	741,117
Granted (in shares)	211,754	122,274
Vested/redeemed (in shares)	(201,104)	(372,924)
Forfeited (in shares)		(8,560)
Ending balance (in shares)	492,557	481,907
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit) | $ / shares	$ 8.85	$ 5.92
Granted, Weighted average exercise price (CAD per unit) | $ / shares	8.55	13.12
Vested/redeemed, Weighted average exercise price (CAD per unit) | $ / shares	8.51	4.45
Forfeited, Weighted average exercise price (CAD per unit) | $ / shares			$ 8.09
Outstanding, end of period (CAD per unit) | $ / shares	$ 8.86	$ 8.85
Vested (in shares)	201,104	372,924
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.30%	1.43%
Expected volatility	48.71%	40.12%
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance restricted share unit plan granted to the services to be provided	2 years
Award vesting period	3 years
Equity classified restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested/redeemed (in shares)	(201,104)	(372,924)
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 3,405,000	$ 2,905,000	$ 2,905,000
Period for award recognition	1 year 7 months 6 days	1 year 2 months 12 days
Vested (in shares)	201,104	372,924
Settled (in shares)		334,244
Settlement ratio, per PSU (in shares)	2.00	2.00
Deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Percentage of annual bonus eligible for deferred stock units	50.00%
Liability classified deferred stock unit plan | Deferred stock units (DSUs)
Number of units
Beginning balance (in shares)	901,045	1,126,239
Granted (in shares)	114,020	82,191
Vested/redeemed (in shares)	(9,562)	(307,385)
Ending balance (in shares)	1,005,503	901,045
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $	$ 0
Vested (in shares)	9,562	307,385
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value (CAD per share) | $ / shares	$ 12.42	$ 15.95	$ 15.95
Award units settled during the period | $	$ 103,000	$ 5,084,000
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of award obligation | $	1,728,000	0	$ 0
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Non-current portion of award obligation | $	$ 10,761,000	$ 14,375,000	$ 14,375,000